INVESTORS LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                         (Herein called Investors Life)

                               SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                              FINANCIAL STATEMENTS
                                  JUNE 30, 2003

                                   (Unaudited)














This report is submitted for the general information of owners of Investors Life Insurance Company of North America Separate Account II variable annuity contracts. The Separate Account does not accept new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of such contracts.



--------------------------------------------------------------------------------
Investors Life Insurance Company of North America
Administrative Offices: Austin, TX



EP-17512V

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                              SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                        COMBINED STATEMENT OF NET ASSETS
                                 JUNE 30, 2003
                                  (Unaudited)

                                     ASSETS

Investments at Market Value (Notes 1 and 2):
PUTNAM DIVISIONS

Money Market

     199,356  qualified shares             (Cost $   199,356)       $   199,356
     534,631  non-qualified shares         (Cost $   534,631)           534,631

High Yield Trust

       9,181  qualified shares             (Cost $   152,399)            69,775
     161,291  non-qualified shares         (Cost $ 2,541,671)         1,225,817

Equity Income Fund

       5,222  qualified shares             (Cost $    11,009)            71,904
      43,993  non-qualified shares         (Cost $   503,245)           605,786

Investors Fund

      33,756  qualified shares             (Cost $   337,246)           329,118
      65,681  non-qualified shares         (Cost $   621,496)           640,390

Income Fund

      12,025  qualified shares             (Cost $    82,214)            82,131
      33,079  non-qualified shares         (Cost $   161,317)           225,933

PUTNAM VARIABLE TRUST DIVISIONS
Putnam Variable Trust Money Market

   4,297,030  non-qualified shares         (Cost $4,297,030)          4,297,030

Putnam Variable Trust Growth and Income

     116,061  non-qualified shares         (Cost $1,965,684)          2,372,294

Putnam Variable Trust Income

      88,397  non-qualified shares         (Cost $1,213,707)          1,139,440

Total Assets                                                        $11,793,605

                                   NET ASSETS


Net Assets (Notes 3 and 7):

PUTNAM DIVISIONS
Money Market

      57,858  qualified accumulation units outstanding          ($3.445602 per unit)    $   199,356
     153,586  non-qualified accumulation units outstanding      ($3.480989 per unit)        534,631

High Yield Trust

      10,211  qualified accumulation units outstanding          ($6.833304 per unit)         69,775
     187,933  non-qualified accumulation units outstanding      ($6.522629 per unit)      1,225,817

Equity Income Fund

       9,119  qualified accumulation units outstanding          ($7.885089 per unit)         71,904
      76,232  non-qualified accumulation units outstanding      ($7.946614 per unit)        605,786

Investors Fund

      36,015  qualified accumulation units outstanding          ($9.138363 per unit)        329,118
      76,065  non-qualified accumulation units outstanding      ($8.418978 per unit)        640,390

Income Fund

      11,548  qualified accumulation units outstanding          ($7.112137 per unit)         82,131
      33,170  non-qualified accumulation units outstanding      ($6.811373 per unit)        225,933


PUTNAM VARIABLE TRUST DIVISIONS
Putnam Variable Trust Money Market

   1,496,948  non-qualified accumulation units outstanding      ($2.870527 per unit)      4,297,030

Putnam Variable Trust Growth and Income

     341,588  non-qualified accumulation units outstanding      ($6.944898 per unit)      2,372,294

Putnam Variable Trust Income

     253,688  non-qualified accumulation units outstanding      ($4.491501 per unit)      1,139,440

Net Assets                                                                              $11,793,605

   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                              SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                                  (Unaudited)
                           Period Ended June 30, 2003

                                PUTNAM DIVISIONS


                                               Money Market        Money Market
                                                Qualified         Non-Qualified

Investment Income:
   Dividends                                    $      896          $    2,185

Expenses:
   Mortality risk and expense fees
   guarantees (Notes 1 and 3)                        1,041               2,548

   Investment income (loss) - net                     (145)               (363)


Net realized capital gain distributions:                 0                   0

Net realized gain (loss) on investments:
   Proceeds from sale of shares                     36,452              17,896
   Cost of shares sold                              36,452              17,896

   Net realized gain (loss) on investments               0                   0

Change in unrealized appreciation
(depreciation) in value of investments                   0                   0

   Net realized and unrealized gain (loss)
   on investments                                        0                   0

Net Increase (Decrease) in Net Assets from
   Operations                                   $     (145)         $     (363)

   The accompanying notes are an integral part of these financial statements.

                                PUTNAM DIVISIONS


                                                High Yield          High Yield
                                                  Trust               Trust
                                                Qualified         Non-Qualified

Investment Income:
   Dividends
                                                $    2,959          $   52,125

Expenses:
   Mortality risk and expense fees
   guarantees (Notes 1 and 3)                          304               5,362

   Investment income (loss) - net                    2,655              46,763

Net realized capital gain distributions:                 0                   0

Net realized gain (loss) on investments:
   Proceeds from sale of shares                        304               9,706
   Cost of shares sold                                 302               9,615

   Net realized gain (loss) on investments               2                  91

Change in unrealized appreciation
(depreciation) in value of investments               6,411             112,826

   Net realized and unrealized gain (loss)
   on investments                                    6,413             112,917

Net Increase (Decrease) in Net Assets from
Operations                                      $    9,068          $  159,680

   The accompanying notes are an integral part of these financial statements.

                                PUTNAM DIVISIONS


                                                 Equity              Equity
                                               Income Fund         Income Fund
                                                Qualified         Non-Qualified

Investment Income:
   Dividends                                    $      542               4,558

Expenses:
   Mortality risk and expense fees
   guarantees (Notes 1 and 3)                          312               2,612

   Investment income (loss) - net                      230               1,946


Net realized capital gain distributions:                 0                   0

Net realized gain (loss) on investments:
   Proceeds from sale of shares                      3,005               2,612
   Cost of shares sold                               3,182               2,604

   Net realized gain (loss) on investments            (177)                  8

Change in unrealized appreciation
(depreciation) in value of investments               6,128              50,469

   Net realized and unrealized gain (loss)
   on investments                                    5,951              50,477

Net Increase (Decrease) in Net Assets from
Operations                                      $    6,181          $   52,423

   The accompanying notes are an integral part of these financial statements.

                                PUTNAM DIVISIONS


                                                Investors           Investors
                                                  Fund                Fund
                                                Qualified         Non-Qualified

Investment Income:
   Dividends                                    $        0          $        0

Expenses:
   Mortality risk and expense fees
   guarantees (Notes 1 and 3)                        1,524               2,846

   Investment income (loss) - net                   (1,524)             (2,846)

Net realized capital gain distributions:                 0                   0

Net realized gain (loss) on investments:
   Proceeds from sale of shares                     30,903              33,551
   Cost of shares sold                              32,072              39,332

   Net realized gain (loss) on investments          (1,169)             (5,781)

Change in unrealized appreciation
(depreciation) in value of investments              36,341              68,233

   Net realized and unrealized gain (loss)
   on investments                                   35,172              62,452

Net Increase (Decrease) in Net Assets from
Operations                                      $   33,648          $   59,606

   The accompanying notes are an integral part of these financial statements.

                                PUTNAM DIVISIONS


                                                 Income              Income
                                                  Fund                Fund
                                                Qualified         Non-Qualified

Investment Income:
   Dividends                                    $    1,805          $    4,202

Expenses:
   Mortality risk and expense fees
   guarantees (Notes 1 and 3)                          447               1,038

   Investment income (loss) - net                    1,358               3,164


Net realized capital gain distributions:                 0                   0

Net realized gain (loss) on investments:
   Proceeds from sale of shares                     18,113               1,328
   Cost of shares sold                              15,609               1,319

   Net realized gain (loss) on investments           2,504                   9

Change in unrealized appreciation
(depreciation) in value of investments                (239)              4,939

   Net realized and unrealized gain (loss)
   on investments                                    2,265               4,948

Net Increase (Decrease) in Net Assets from
Operations                                      $    3,623          $    8,112

   The accompanying notes are an integral part of these financial statements.

                         PUTNAM VARIABLE TRUST DIVISIONS


                                                                  Putnam
                                                               Variable Trust
                                                                   Money
                                                                   Market
                                                                Non-Qualified

Investment Income:
   Dividends                                                        $   18,950

Expenses:
   Mortality risk and expense fees
   guarantees (Notes 1 and 3)                                           20,626

   Investment income (loss) - net                                       (1,676)


Net realized capital gain distributions:                                     0

Net realized gain (loss) on investments:
   Proceeds from sale of shares                                        355,570
   Cost of shares sold                                                 355,570

   Net realized gain (loss) on investments                                   0

Change in unrealized appreciation
(depreciation) in value of investments                                       0

   Net realized and unrealized gain (loss)
   on investments                                                            0

Net Increase (Decrease) in Net Assets from
Operations                                                          $   (1,676)

   The accompanying notes are an integral part of these financial statements.

                         PUTNAM VARIABLE TRUST DIVISIONS


                                                                     Putnam
                                                                 Variable Trust
                                                                   Growth and
                                                                     Income
                                                                  Non-Qualified

Investment Income:
   Dividends                                                        $   51,033

Expenses:
   Mortality risk and expense fees
   guarantees (Notes 1 and 3)                                           10,635

   Investment income (loss) - net                                       40,398

Net realized capital gain distributions:                                     0

Net realized gain (loss) on investments:
   Proceeds from sale of shares                                        352,154
   Cost of shares sold                                                 351,133

   Net realized gain (loss) on investments                               1,021

Change in unrealized appreciation
(depreciation) in value of investments                                 193,518

   Net realized and unrealized gain (loss)
   on investments                                                      194,539

Net Increase (Decrease) in Net Assets from
Operations                                                          $  234,937

   The accompanying notes are an integral part of these financial statements.

                         PUTNAM VARIABLE TRUST DIVISIONS


                                                               Putnam Variable
                                                                 Trust Income
                                                                 Non-Qualified

Investment Income:
   Dividends                                                        $   57,879

Expenses:
   Mortality risk and expense fees
   guarantees (Notes 1 and 3)                                            5,625

   Investment income (loss) - net                                       52,254


Net realized capital gain distributions:                                     0

Net realized gain (loss) on investments:
   Proceeds from sale of shares                                        200,768
   Cost of shares sold                                                 192,852

   Net realized gain (loss) on investments                               7,916

Change in unrealized appreciation
(depreciation) in value of investments                                 (18,164)

   Net realized and unrealized gain (loss)
   on investments                                                      (10,248)

Net Increase (Decrease) in Net Assets from
Operations                                                          $   42,006

   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                              SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                INDIVIDUAL STATEMENT OF CHANGES IN TOTAL ASSETS
                         For Period Ended June 30, 2003
                                  (Unaudited)

                                PUTNAM DIVISIONS


                                                Money Market       Money Market
                                                 Qualified        Non-Qualified

Investment Operations:
   Investment income (loss) - net               $     (145)         $     (363)
   Realized capital gain distributions                   0                   0
   Net realized gain (loss) on investments               0                   0
   Change in unrealized appreciation
    (depreciation) in value of investments               0                   0

   Net Increase (Decrease) in net assets
   from operations                                    (145)               (363)

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                           0                   0
   Net contract surrenders and transfers
   out (Note 3)                                    (35,409)             (2,998)
   Benefit payments to annuitants                        0             (12,348)

   Net Increase (Decrease) from accumulation
   unit transactions                               (35,409)            (15,346)

Net Increase (Decrease) in Net Assets              (35,554)            (15,709)
Net Assets:
   Net assets at December 31, 2002                 234,910             550,340

   Net assets at June 30, 2003                  $  199,356          $  534,631

                          Year Ended December 31, 2002
                                PUTNAM DIVISIONS


                                             Money Market         Money Market
                                               Qualified          Non-Qualified

Investment Operations:
   Investment income (loss) - net               $    1,273          $    2,867
   Realized capital gain distributions                   0                   0
   Net realized gain (loss) on investments               0                   0
   Change in unrealized appreciation
    (depreciation) in value of investments               0                   0

   Net Increase (Decrease) in net assets
   from operations                                   1,273               2,867


Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                           0                   0
   Net contract surrenders and transfers
   out (Note 3)                                    (86,656)            (97,737)
   Benefit payments to annuitants                        0             (25,525)

   Net Increase (Decrease) from accumulation
   unit transactions                               (86,656)           (123,262)

Net Increase (Decrease) in Net Assets              (85,383)           (120,395)

Net Assets:
   Net assets at December 31, 2001                 320,293             670,735

   Net assets at December 31, 2002              $  234,910          $  550,340

   The accompanying notes are an integral part of these financial statements.

                                PUTNAM DIVISIONS


                                              High Yield           High Yield
                                                Trust                Trust
                                              Qualified           Non-Qualified

Investment Operations:
   Investment income (loss) - net               $    2,655              46,763
   Realized capital gain distributions                   0                   0
   Net realized gain (loss) on investments               2                  91
   Change in unrealized appreciation
    (depreciation) in value of investments           6,411             112,826

   Net Increase (Decrease) in net assets
   from operations                                   9,068             159,680

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                          0                   0
   Net contract surrenders and transfers out
    (Note 3)                                             0              (3,000)
   Benefit payments to annuitants                        0              (1,340)

   Net Increase (Decrease) from accumulation
   unit transactions                                     0              (4,340)

Net Increase (Decrease) in Net Assets                9,068             155,340
Net Assets:
   Net assets at December 31, 2002                  60,707           1,070,477

   Net assets at June 30, 2003                  $   69,775          $1,225,817

                          Year Ended December 31, 2002
                                PUTNAM DIVISIONS


                                              High Yield           High Yield
                                                 Trust                Trust
                                               Qualified          Non-Qualified

Investment Operations:
   Investment income (loss) - net               $    6,041          $  113,407
   Realized capital gain distributions                   0                   0
   Net realized gain (loss) on investments              19                (686)
   Change in unrealized appreciation
    (depreciation) in value of investments          (6,682)           (123,631)

   Net Increase (Decrease) in net assets
    from operation                                    (622)            (10,910)

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                         36                   0
   Net contract surrenders and transfers
    out (Note 3)                                      (649)           (142,088)
   Benefit payments to annuitants                        0              (2,627)

   Net Increase (Decrease) from accumulation
   unit transactions                                  (613)           (144,715)

Net Increase (Decrease) in Net Assets               (1,235)           (155,625)

Net Assets:
   Net assets at December 31, 2001                  61,942           1,226,102

   Net assets at December 31, 2002              $   60,707          $1,070,477

   The accompanying notes are an integral part of these financial statements.

                                PUTNAM DIVISIONS


                                                Equity               Equity
                                              Income Fund          Income Fund
                                               Qualified          Non-Qualified

Investment Operations:
   Investment income (loss) - net               $      230          $    1,946

   Realized capital gain distributions                   0                   0
   Net realized gain (loss) on investments            (177)                  8
   Change in unrealized appreciation
   (depreciation) in value of investments            6,128              50,469

   Net Increase (Decrease) in net assets
   from operations                                   6,181              52,423

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                           0                   0
   Net contract surrenders and transfers
   out (Note 3)                                        (29)                  0
   Benefit payments to annuitants                   (1,563)                  0

   Net Increase (Decrease) from accumulation
   unit transactions                                (1,592)                  0

Net Increase (Decrease) in Net Assets                4,589              52,423

Net Assets:
   Net assets at December 31, 2002                  67,315             553,363

   Net assets at June 30, 2003                  $   71,904          $  605,786

                          Year Ended December 31, 2002
                                PUTNAM DIVISIONS

                                                Equity               Equity
                                              Income Fund          Income Fund
                                               Qualified          Non-Qualified

Investment Operations:
   Investment income (loss) - net               $      421          $    3,642

   Realized capital gain distributions                   0                   0
   Net realized gain (loss) on investments            (179)            (12,009)
   Change in unrealized appreciation
   (depreciation) in value of investments          (11,329)            (90,371)

   Net Increase (Decrease) in net assets
   from operations                                 (11,087)            (98,738)

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                           0                   0
   Net contract surrenders and transfers
   out (Note 3)                                        (78)            (46,953)
   Benefit payments to annuitants                   (5,669)                  0

   Net Increase (Decrease) from accumulation
   unit transactions                                (5,747)            (46,953)

Net Increase (Decrease) in Net Assets              (16,834)           (145,691)

Net Assets:
   Net assets at December 31, 2001                  84,149             699,054

   Net assets at December 31, 2002              $   67,315          $  553,363

   The accompanying notes are an integral part of these financial statements.

                                PUTNAM DIVISIONS


                                               Investors            Investors
                                                 Fund                 Fund
                                               Qualified          Non-Qualified

Investment Operations:
   Investment income (loss) - net               $   (1,524)         $   (2,846)

   Realized capital gain distributions                   0                   0
   Net realized gain (loss) on investments          (1,169)             (5,781)
   Change in unrealized appreciation
   (depreciation) in value of investments           36,341              68,233

   Net Increase (Decrease) in net assets
   from operations                                  33,648              59,606

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                           0                   0
   Net contract surrenders and transfers
   out (Note 3)                                    (26,943)            (29,121)
   Benefit payments to annuitants                   (2,439)             (1,584)

   Net Increase (Decrease) from accumulation
   unit transactions                               (29,382)            (30,705)

Net Increase (Decrease) in Net Assets                4,266              28,901

Net Assets:
   Net assets at December 31, 2002                 324,852             611,489

   Net assets at June 30, 2003                  $  329,118          $  640,390

                          Year Ended December 31, 2002
                                PUTNAM DIVISIONS


                                               Investors            Investors
                                                 Fund                 Fund
                                               Qualified          Non-Qualified

Investment Operations:
   Investment income (loss) - net               $    3,680          $   (6,500)

   Realized capital gain distributions                   0                   0
   Net realized gain (loss) on investments          (2,339)               (525)
   Change in unrealized appreciation
   (depreciation) in value of investments         (108,192)           (192,314)

   Net Increase (Decrease) in net assets
   from operations                                (114,211)           (199,339)

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                           0                   0
   Net contract surrenders and transfers
   out (Note 3)                                    (39,955)               (280)
   Benefit payments to annuitants                   (5,877)             (3,065)

   Net Increase (Decrease) from accumulation
   unit transactions                               (45,832)             (3,345)

Net Increase (Decrease) in Net Assets             (160,043)           (202,684)

Net Assets:
   Net assets at December 31, 2001                 484,895             814,173

   Net assets at December 31, 2002              $  324,852          $  611,489

   The accompanying notes are an integral part of these financial statements.

                                PUTNAM DIVISIONS


                                                Income               Income
                                                 Fund                 Fund
                                               Qualified          Non-Qualified

Investment Operations:
   Investment income (loss) - net               $    1,358          $    3,164
   Realized capital gain distributions                   0                   0
   Net realized gain (loss) on investments           2,504                   9
   Change in unrealized appreciation
   (depreciation) in value of investments             (239)              4,939

   Net Increase (Decrease) in net assets
   from operations                                   3,623               8,112

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                           0                   0
   Net contract surrenders and transfers
   out (Note 3)                                    (17,666)                  0
   Benefit payments to annuitants                        0                (287)

   Net Increase (Decrease) from
   accumulation unit transactions                  (17,666)               (287)

Net Increase (Decrease) in Net Assets              (14,043)              7,825

Net Assets:
   Net assets at December 31, 2002                  96,174             218,108

   Net assets at June 30, 2003                  $   82,131          $  225,933

                          Year Ended December 31, 2002
                                PUTNAM DIVISIONS


                                                Income               Income
                                                 Fund                 Fund
                                               Qualified          Non-Qualified

Investment Operations:
   Investment income (loss) - net               $    4,665          $    8,615

   Realized capital gain distributions                   0                   0
   Net realized gain (loss) on investments           2,750                   2
   Change in unrealized appreciation
   (depreciation) in value of investments              157               6,110

   Net Increase (Decrease) in net assets
   from operations                                   7,572              14,727

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                           0              10,202
   Net contract surrenders and transfers
   out (Note 3)                                    (29,904)                (54)
   Benefit payments to annuitants                        0                (585)

   Net Increase (Decrease) from
   accumulation unit transactions                  (29,904)             (9,563)

Net Increase (Decrease) in Net Assets              (22,332)             24,290

Net Assets:
   Net assets at December 31, 2001                 118,506             193,818

   Net assets at December 31, 2002              $   96,174          $  218,108

   The accompanying notes are an integral part of these financial statements.

                        PUTNAM VARIABLE TRUST DIVISIONS


                                                                     Putnam
                                                                 Variable Trust
                                                                     Money
                                                                     Market
                                                                  Non-Qualified

Investment Operations:
   Investment income (loss) - net                                   $   (1,676)
   Realized capital gain distributions                                       0
   Net realized gain (loss) on investments                                   0
   Change in unrealized appreciation
   (depreciation) in value of investments                                    0

   Net Increase (Decrease) in net assets
   from operations                                                      (1,676)

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                                               0
   Net contract surrenders and transfers
   out (Note 3)                                                       (314,365)
   Benefit payments to annuitants                                      (20,578)

   Net Increase (Decrease) from accumulation
   unit transactions                                                  (334,943)

Net Increase (Decrease) in Net Assets                                 (336,619)

Net Assets:
   Net assets at December 31, 2002                                   4,633,649

   Net assets at June 30, 2003                                      $4,297,030

                          Year Ended December 31, 2002
                        PUTNAM VARIABLE TRUST DIVISIONS


                                                                    Putnam
                                                                 Variable Trust
                                                                     Money
                                                                     Market
                                                                  Non-Qualified

Investment Operations:
   Investment income (loss) - net                                   $   24,466
   Realized capital gain distributions                                       0
   Net realized gain (loss) on investments                                   0
   Change in unrealized appreciation
   (depreciation) in value of investments                                    0

   Net Increase (Decrease) in net assets
   from operations                                                      24,466

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                                         244,102
   Net contract surrenders and transfers
   out (Note 3)                                                       (977,730)
   Benefit payments to annuitants                                      (57,851)

   Net Increase (Decrease) from accumulation
   unit transactions                                                  (791,479)

Net Increase (Decrease) in Net Assets                                 (767,013)

Net Assets:
   Net assets at December 31, 2001                                  $5,400,662

   Net assets at December 31, 2002                                  $4,633,649

   The accompanying notes are an integral part of these financial statements.

                        PUTNAM VARIABLE TRUST DIVISIONS


                                                                    Putnam
                                                                 Variable Trust
                                                                   Growth and
                                                                     Income
                                                                  Non-Qualified

Investment Operations:
   Investment income (loss) - net                                   $   40,398
   Realized capital gain distributions                                       0
   Net realized gain (loss) on investments                               1,021
   Change in unrealized appreciation
   (depreciation) in value of investments                              193,518

   Net Increase (Decrease) in net assets
   from operations                                                     234,937

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                                         200,175
   Net contract surrenders and transfers
   out (Note 3)                                                       (270,822)
   Benefit payments to annuitants                                       (4,492)

   Net Increase (Decrease) from accumulation
   unit transactions                                                   (75,139)

Net Increase (Decrease) in Net Assets                                  159,798

Net Assets:
   Net assets at December 31, 2002                                   2,212,496

   Net assets at June 30, 2003                                      $2,372,294

                          Year Ended December 31, 2002
                        PUTNAM VARIABLE TRUST DIVISIONS


                                                                     Putnam
                                                                 Variable Trust
                                                                   Growth and
                                                                     Income
                                                                  Non-Qualified

Investment Operations:
   Investment income (loss) - net                                  $    27,027

   Realized capital gain distributions                                  18,172
   Net realized gain (loss) on investments                            (129,196)
   Change in unrealized appreciation
   (depreciation) in value of investments                             (608,009)

   Net Increase (Decrease) in net assets
   from operations                                                    (692,006)

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                                         100,190
   Net contract surrenders and transfers
   out (Note 3)                                                       (749,352)
   Benefit payments to annuitants                                      (22,924)

   Net Increase (Decrease) from accumulation
   unit transactions                                                  (672,086)

Net Increase (Decrease) in Net Assets                               (1,364,092)

Net Assets:
   Net assets at December 31, 2001                                   3,576,588

   Net assets at December 31, 2002                                  $2,212,496

   The accompanying notes are an integral part of these financial statements.

                        PUTNAM VARIABLE TRUST DIVISIONS


                                                                Putnam Variable
                                                                  Trust Income
                                                                  Non-Qualified

Investment Operations:
   Investment income (loss) - net                                  $    52,254
   Realized capital gain distributions                                       0
   Net realized gain (loss) on investments                               7,916
   Change in unrealized appreciation (depreciation)
   in value of investments                                             (18,164)

   Net Increase (Decrease) in net assets
   from operations                                                      42,006

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                                          22,860
   Net contract surrenders and transfers
   out (Note 3)                                                       (184,887)
   Benefit payments to annuitants                                      (10,410)

   Net Increase (Decrease) from accumulation
   unit transactions                                                  (172,437)

Net Increase (Decrease) in Net Assets                                 (130,431)

Net Assets:
   Net assets at December 31, 2002                                   1,269,871

   Net assets at June 30, 2003                                      $1,139,440

                          Year Ended December 31, 2002
                        PUTNAM VARIABLE TRUST DIVISIONS


                                                                Putnam Variable
                                                                  Trust Income
                                                                  Non-Qualified

Investment Operations:
   Investment income (loss) - net                                   $   61,794
   Realized capital gain distributions                                       0
   Net realized gain (loss) on investments                               6,659
   Change in unrealized appreciation (depreciation)
   in value of investments                                              22,924

   Net Increase (Decrease) in net assets
   from operations                                                      91,377

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                                          26,494
   Net contract surrenders and transfers
   out (Note 3)                                                       (245,899)
   Benefit payments to annuitants                                      (50,351)

   Net Increase (Decrease) from accumulation
   unit transactions                                                  (269,756)

Net Increase (Decrease) in Net Assets                                 (178,379)

Net Assets:
   Net assets at December 31, 2001                                   1,448,250

   Net assets at December 31, 2002                                  $1,269,871

   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                              SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 2003

Note 1. Organization

Investors Life Insurance Company of North America - Separate Account II (formerly INA/PUTNAM Separate Account), (the "Separate Account"), a separate account of Investors Life Insurance Company of North America ("Investors Life"), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account currently has five specific Putnam Divisions which correspond to five Putnam mutual funds (the "Putnam Funds") and three Putnam Variable Trust Divisions which correspond to three portfolios of the Putnam Variable Trust (and, collectively, the "Funds"). Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Amounts allocated to the Separate Account for variable annuity contracts can be invested by Investors Life in up to three of the following mutual funds: Putnam Income Fund, Inc., Putnam High Yield Trust, Putnam Equity Income Fund, Putnam Money Market Fund and Putnam Investors Fund, Inc. (the "Putnam Divisions"). In addition, variable annuity contract values transferred as a result of Revenue Ruling 81-225 (see Note 5), can be invested in up to three of the following portfolios of Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust Income Fund and Putnam Variable Trust Growth and Income Fund (the "Putnam Variable Trust Divisions"). The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate Putnam Fund, or Putnam Variable Trust Fund, shares designated for the subdivision, the mortality risk and expense fees guarantees assessed on Separate Account assets (see Note 3) and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

Following is a summary of the  significant  accounting  policies of the Separate
Account: (a) the market value of investments is based on closing bid prices (net asset value) at June 30, 2003; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the last-in, first-out method. See Notes 4 through 6 with respect to income taxes.

Note 3. Contract Owner Transactions

Contract owners have limited rights to transfer their contract values between Separate Account Divisions. Certain contract owners affected by Revenue Ruling 81-225 have limited rights to transfer their contract values to Divisions for which one of the portfolios of Putnam Variable Trust serves as the underlying investment vehicle (see Note 5). The amount of all transfers between Separate Account divisions for the period ended June 30, 2003 was $223,035. Payments for the period ended June 30, 2003 were $885,240 with respect to contract surrender benefits and $55,041 with respect to annuity benefits. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charges of 0.95% is made against the average net value of the Separate Account.


Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to investment income and capital gains on the assets of the Separate Account when used to determine contract values. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Code so warrant.


Note 5. Effect of Revenue Ruling 81-225

Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds shares of mutual funds which also offer their shares to the public independently. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, or where the contract owner may initially allocate, and subsequently reallocate the contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

As a result, Investors Life suspended new contract sales utilizing the Putnam Division. A former affiliate of Investors Life sponsored the creation of a new money market mutual fund called INA Annuity Fund Inc. This fund became the CIGNA Annuity Fund, Inc. Money Market portfolio late in 1982 and three additional portfolios were introduced. In October, 1985, the CIGNA Annuity Fund, Inc. was reorganized as the CIGNA Annuity Funds Group, pursuant to a plan of reorganization approved by shareholders of the Fund. Contract owners who transfer their Putnam Division contract values to the CIGNA Division cannot later reverse the transfer back to any of the Putnam Divisions.

As of April 18, 1995, shares of the Putnam Variable Trust were substituted for shares of the applicable CIGNA Fund as the underlying investment vehicle. Investors Life obtained an order from the U.S. Securities and Exchange
Commission approving the provisions of the substitution. Thereafter, the proposal was submitted to contractholders for their approval, in accordance with the provisions of the variable annuity contracts. The substitution of shares of certain portfolios of Putnam Variable Trust as the underlying investment vehicle for the variable annuity contracts was effected by Investors Life's exchange of shares of each of the portfolios of the CIGNA Funds for shares of the corresponding portfolio of Putnam Variable Trust.


Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

Note 7. Accumulation Unit Transactions

For the Period Ended June 30, 2003

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the period Ended June 30, 2003 and units outstanding at June 30, 2003 were as follows:

                                PUTNAM DIVISIONS


                                               Money Market        Money Market
                                                Qualified         Non-Qualified

Units outstanding at December 31, 2002           68,131                157,993

Units purchased and transfers in                      0                      0

Benefits, surrenders and transfers out          (10,273)                (4,407)

Units outstanding at June 30, 2003               57,858                153,586



                                                High Yield          High Yield
                                                  Trust               Trust
                                                Qualified         Non-Qualified

Units outstanding at December 31, 2002           10,211                188,628

Units purchased and transfers in                      0                      0

Benefits, surrenders and transfers out                0                   (695)

Units outstanding at June 30, 2003               10,211                187,933

                                                 Equity              Equity
                                               Income Fund         Income Fund
                                                Qualified         Non-Qualified

Units outstanding at December 31, 2002            9,405                 76,232

Units purchased and transfers in                      0                      0

Benefits, surrenders and transfers out             (286)                     0

Units outstanding at June 30, 2003                9,119                 76,232





                                                Investors          Investors
                                                  Fund                Fund
                                                Qualified         Non-Qualified

Units outstanding at December 31, 2002           39,204                 80,099

Units purchased and transfers in                      0                      0

Benefits, surrenders and transfers out           (3,189)                (4,034)

Units outstanding at June 30, 2003               36,015                 76,065

                                                 Income              Income
                                                  Fund                Fund
                                                Qualified         Non-Qualified

Units outstanding at December 31, 2002           14,026                 33,213

Units purchased and transfers in                      0                      0

Benefits, surrenders and transfers out           (2,478)                   (43)

Units outstanding at June 30, 2003               11,548                 33,170




                        PUTNAM VARIABLE TRUST DIVISIONS


                                                                     Putnam
                                                                 Variable Trust
                                                                  Money Market
                                                                  Non-Qualified

Units outstanding at December 31, 2002                               1,613,586

Units purchased and transfers in                                             0

Benefits, surrenders and transfers out                                (116,638)

Units outstanding at June 30, 2003                                   1,496,948

                        PUTNAM VARIABLE TRUST DIVISIONS


                                                                     Putnam
                                                                    Variable
                                                                  Trust Growth
                                                                   and Income
                                                                  Non-Qualified

Units outstanding at December 31, 2002                                 353,726

Units purchased and transfers in                                        31,616

Benefits, surrenders and transfers out                                 (43,754)

Units outstanding at June 30, 2003                                     341,588


                        PUTNAM VARIABLE TRUST DIVISIONS


                                                                Putnam Variable
                                                                  Trust Income
                                                                  Non-Qualified

Units outstanding at December 31, 2002                                 292,997

Units purchased and transfers in                                         5,239

Benefits, surrenders and transfers out                                 (44,548)

Units outstanding at June 30, 2003                                     253,688

The accumulation units for the ten subdivisions include units applicable to contract owners who are "on benefit annuitants." At June 30, 2003, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:


                                     Accumulation      Aggregate        Monthly          Annuity
                                         Units           Value       Annuity Units     Unit Value

Money Market Non-Qualified               88,802         $309,119         2,007         $1.0884141
High Yield Trust Qualified                4,817         $ 32,916           255         $3.1123595
High Yield Trust Non-Qualified            5,273         $ 34,394           136         $3.0694426
Equity Income Fund Qualified              5,712         $ 45,040           172         $2.6584813
Investors Fund Qualified                  6,776         $ 61,922           312         $3.0902200
Investors Fund Non-Qualified              4,796         $ 40,377           289         $1.7734200
Income Fund Non-Qualified                 1,024         $  6,975            23         $3.3568965
Putnam Variable Trust Money Market,
 Non-Qualified                          151,262         $434,202         3,791         $1.2571498
Putnam Variable Trust Growth and
 Income , Non-Qualified                  19,267         $133,807           532         $2.3908536
Putnam Variable Trust Income
 Non-Qualified                           51,095         $229,493         1,203         $1.9239106

Note 8. Expense Ratios and Net Investment Income Ratios

Period Ended June 30, 2003

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios and investment income ratios, excluding expenses of the underlying funds, for each of the five years in the period ended June 30, 2003 were as follows:

PUTNAM DIVISIONS

Money Market
Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03       57,858     $ 3.445602     $  199    0.95%      0.82%      -0.13%

12/31/02       68,131     $ 3.447922     $  235    0.95%      1.43%       0.48%

12/31/01       93,283     $ 3.433572     $  320    0.95%      3.94%       2.99%

12/31/00      108,566     $ 3.333788     $  362    0.95%      5.93%       4.98%

12/31/99      116,281     $ 3.172308     $  369    0.95%      4.83%       3.88%




Money Market
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03      153,586     $ 3.480989     $  535    0.95%      0.81%      -0.14%

12/31/02      157,993     $ 3.483322     $  550    0.95%      1.43%       0.48%

12/31/01      193,376     $ 3.468552     $  671    0.95%      3.95%       3.00%

12/31/00      224,612     $ 3.367763     $  756    0.95%      5.91%       4.96%

12/31/99      259,973     $ 3.204768     $  833    0.95%      4.83%       3.88%

High Yield Trust
Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03       10,211     $ 6.833304     $   70    0.95%      9.24%      28.30%

12/31/02       10,211     $ 5.945219     $   61    0.95%     10.90%      -1.02%

12/31/01       10,315     $ 6.005089     $   62    0.95%     12.05%       2.12%

12/31/00       13,067     $ 5.861732     $   77    0.95%     11.40%      -9.58%

12/31/99       16,803     $ 6.510724     $  109    0.95%     10.90%       5.96%




High Yield Trust
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03      187,933     $ 6.522629     $1,226    0.95%      9.24%      28.29%

12/31/02      188,628     $ 5.675071     $1,070    0.95%     10.94%      -0.96%

12/31/01      213,900     $ 5.732129     $1,226    0.95%     12.00%       2.88%

12/31/00      237,165     $ 5.595078     $1,327    0.95%     11.43%      -9.71%

12/31/99      311,626     $ 6.214254     $1,937    0.95%     10.71%       5.34%

Equity Income Fund
Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03        9,119     $ 7.885089     $   72    0.95%      1.65%      18.81%

12/31/02        9,405     $ 7.157318     $   67    0.95%      1.51%     -14.72%

12/31/01       10,097     $ 8.334073     $   84    0.95%      1.61%      -3.64%

12/31/00       12,203     $ 8.555469     $  104    0.95%      1.85%      11.86%

12/31/99       12,870     $ 7.632681     $   98    0.95%      4.10%       0.35%




Equity Income Fund
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03       76,232     $ 7.946614     $  606    0.95%      1.66%      19.06%

12/31/02       76,232     $ 7.258937     $  553    0.95%      1.52%     -15.57%

12/31/01       83,114     $ 8.410788     $  699    0.95%      1.67%      -2.56%

12/31/00       83,117     $ 8.626338     $  717    0.95%      1.87%      11.39%

12/31/99       98,218     $ 7.696942     $  756    0.95%      4.12%       0.30%

Investors Fund
Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03       36,015     $ 9.138363     $  329    0.95%      0.00%      20.98%

12/31/02       39,204     $ 8.286199     $  325    0.95%      0.00%     -29.48%

12/31/01       44,172     $10.977440     $  485    0.95%      0.00%     -32.00%

12/31/00       51,786     $14.739979     $  763    0.95%      0.00%     -20.25%

12/31/99       57,179     $18.258428     $1,044    0.95%      0.00%      25.53%




Investors Fund
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03       76,065     $ 8.418978     $  640    0.95%      0.00%      19.90%

12/31/02       80,099     $ 7.634159     $  611    0.95%      0.00%     -29.14%

12/31/01       80,496     $10.114455     $  814    0.95%      0.00%     -31.42%

12/31/00       80,991     $13.580409     $1,100    0.95%      0.00%     -18.82%

12/31/99       96,764     $16.787598     $1,624    0.95%      0.00%      26.66%

Income Fund
Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03       11,548     $ 7.112137     $   82    0.95%      3.84%       7.71%

12/31/02       14,026     $ 6.856818     $   96    0.95%      5.27%       7.00%

12/31/01       18,561     $ 6.384652     $  119    0.95%      5.75%       6.48%

12/31/00       19,430     $ 5.978888     $  116    0.95%      7.25%       5.92%

12/31/99       36,458     $ 5.603615     $  204    0.95%      6.38%      -3.01%




Income Fund
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03       33,170     $ 6.811373     $  226    0.95%      3.84%       7.42%

12/31/02       33,213     $ 6.566932     $  218    0.95%      5.19%       7.24%

12/31/01       31,697     $ 6.114720     $  194    0.95%      5.75%       6.60%

12/31/00       33,415     $ 5.727395     $  191    0.95%      7.07%       6.45%

12/31/99       46,215     $ 5.368004     $  248    0.95%      6.38%      -3.14%

PUTNAM VARIABLE TRUST DIVISIONS

Putnam Variable Trust
Money Market
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03    1,496,948     $ 2.870527     $4,297    0.95%      0.87%      -0.08%

12/31/02    1,613,586     $ 2.871647     $4,634    0.95%      1.46%       0.51%

12/31/01    1,889,944     $ 2.857578     $5,401    0.95%      3.85%       2.90%

12/31/00    1,963,132     $ 2.773884     $5,446    0.95%      5.89%       4.94%

12/31/99    2,473,443     $ 2.640182     $6,530    0.95%      4.78%       3.83%




Putnam Variable Trust
Growth and Income
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03      341,588     $ 6.944898     $2,372    0.95%      4.56%      20.99%

12/31/02      353,726     $ 6.254830     $2,212    0.95%      1.88%     -23.79%

12/31/01      460,258     $ 7.770832     $3,577    0.95%      1.68%      -7.37%

12/31/00      492,844     $ 8.354851     $4,118    0.95%      3.48%       6.67%

12/31/99      553,365     $ 7.801177     $4,317    0.95%      2.42%       0.34%

Putnam Variable Trust Income
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03      253,688     $ 4.491501    $1,139     0.95%      9.77%       7.09%

12/31/02      292,997     $ 4.334076    $1,270     0.95%      5.62%       6.91%

12/31/01      358,375     $ 4.041159    $1,448     0.95%      6.79%       6.21%

12/31/00      408,002     $ 3.795738    $1,549     0.95%      7.20%       6.62%

12/31/99      500,055     $ 3.547733    $1,774     0.95%      6.50%      -3.21%



Note 9.  Recent Developments

As of August 1, 2002, Separate Account assets were adjusted to reflect the results of a review of policyholder liability accounts. As a result of the review, the assets of the following divisions were increased as follows, with a corresponding increase in the unit values of policyholder interests in the Separate Account:


        Division                                                     Amount

        Putnam Income Fund - Non Qualified                         $ 10,202.13
        Putnam Variable Trust Money Market - Non Qualified         $ 44,102.32

In addition, the assets of the following division were decreased as follows, with a corresponding decrease in the unit values of policyholder interests in the Separate Account:

        Division                                                     Amount

        Putnam Equity Income - Non Qualified                       $    326.62
        Putnam Income - Qualified                                  $  2,546.78
        Putnam Variable Trust Growth and Income - Non Qualified    $ 67,758.83
        Putnam Variable Trust Income - Non Qualified               $  4,215.50